Property and Equipment (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 1,695,094	$ 1,472,298	$ 316,470
Less: accumulated depreciation	(525,393)	(420,601)	(258,391)
Property and equipment, net	1,169,701	1,051,697	58,079
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	99,982	99,982	64,945
Furniture and Fixtures | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Furniture and Fixtures | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years	2 years
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	366,402	355,213	251,525
Computers and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Computers and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Website and internal use software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 1,228,710	$ 1,017,103
Estimated useful lives	3 years	3 years